Share Capital (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 15, 2024	Jul. 15, 2022	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Share Capital
Proceeds from stock options exercised			$ 12,400	$ 9,300	$ 1,700
Payments to satisfy employee tax withholding net share settlements			$ 6,745	$ 4,886
PSU and RSU
Share Capital
Employee tax withholding for net share settlements			73,588	63,330	0
Payments to satisfy employee tax withholding net share settlements			$ 6,700	$ 4,900	$ 0
2024 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)	25 months
Stock issued during period, shares, new issues (in shares)	0
2022 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)		25 months
Stock issued during period, shares, new issues (in shares)		0